Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (232)		€ (123)			€ (195)
Impairment (Note 12)	(146)		(259)			(306)
Gain (loss) on sale (Note 12)	1,350		126			577
Other gains and other losses	0		0			(8)
Net gains (losses) on noncurrent assets held for sale	(232)		(123)	[1]		(203)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (Note 12)	(279)	$ (320)			$ (347)
Gain (loss) on sale (Note 12)	€ (86)		€ 136			€ 111

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).